MINING INTERESTS (Narrative) (Details) $ in Millions	1 Months Ended				3 Months Ended	12 Months Ended		15 Months Ended	36 Months Ended	48 Months Ended
	Mar. 31, 2017 USD ($) ha	Dec. 31, 2016 USD ($) ha	Oct. 31, 2016 USD ($) ha	Sep. 30, 2016 USD ($) ha	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2014 USD ($) ha	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)
Mexico - Santa Elena [Member]
Statement [Line Items]
Description of nature of goods or services that entity has promised to transfer						The Santa Elena mine has a purchase agreement with Sandstorm Gold Ltd. (“Sandstorm”), which requires the Company to sell 20% of its gold production over the life of mine from a designated area of its underground operations. The selling price to Sandstorm is the lesser of $450 per ounce, subject to a 1% annual inflation increase commencing in April 2018, and the prevailing market price. In September 2017, the Company exceeded 50,000 cumulative ounces delivered to Sandstorm which increased the base selling price from $350 per ounce to $450 per ounce.
Land acquired during period (hectares) | ha	48,157	5,802
Purchase price of land	$ 2.5					$ 1.4		$ 1.4
Land acquisition, exploration costs to be incurred										$ 1.6
Land acquisition, NSR royalty on related concessions						2.50%		2.50%
Payments for land		$ 0.3
Amounts owing for land acquisition										$ 0.7	$ 0.3	$ 0.2
Mexico - Del Toro [Member]
Statement [Line Items]
Land acquired during period (hectares) | ha			7,205	1,223
Purchase price of land			$ 1.5	$ 3.6
Payments for land				$ 2.2	$ 0.3			$ 0.9
Amounts owing for land acquisition											$ 0.4	$ 1.0
Mexico - La Guitarra [Member]
Statement [Line Items]
Land acquired during period (hectares) | ha							757
Purchase price of land							$ 5.4
Purchase price of land, cash component							0.2
Purchase price of land, component paid in shares							$ 5.2
Payments for land									$ 0.2
Payments for land, value in shares									$ 4.7
Amounts owing for land acquisition													$ 0.5